Commitments and contingencies - Future Minimum Payments Under Non-Cancellable Operating Leases (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2013	18,196
2014	16,993
2015	15,756
2016 and thereafter
Operating lease commitments, Total	50,945